Concentration of Risks (Details) - Foreign currency exchange rate risk	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Concentration of Risks
Depreciation of RMB against US dollar(in percent)	4.30%
Appreciation of RMB against US dollar(in percent)		4.70%	3.60%